Retirement Benefit Schemes - Summary of Actuarial Assumptions Rate for Valuations Plans (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
United States
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Rate of increase in salaries (%)	3.30%	3.40%
Rate of increase in pensions in payment (%)	2.40%	2.50%
Rate of increase in deferred pensions (%)	0.10%	0.10%
Discount rate (%)	5.50%	3.00%
General inflation (%)	2.50%	2.50%
Weighted average duration of liabilities (years)	10 years 8 months 12 days	12 years 3 months 18 days
United Kingdom
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Rate of increase in salaries (%)	0.00%	0.00%
Rate of increase in pensions in payment (%)	3.20%	3.40%
Rate of increase in deferred pensions (%)	2.80%	3.00%
Discount rate (%)	5.00%	1.80%
General inflation (%)	3.20%	3.40%
Weighted average duration of liabilities (years)	12 years 4 months 24 days	16 years 8 months 12 days
Germany
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Rate of increase in salaries (%)	2.50%	2.50%
Rate of increase in pensions in payment (%)	2.30%	1.80%
Rate of increase in deferred pensions (%)	2.30%	1.80%
Discount rate (%)	4.20%	1.30%
General inflation (%)	2.30%	1.80%
Weighted average duration of liabilities (years)	10 years 10 months 24 days	13 years 7 months 6 days
Canada
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Rate of increase in salaries (%)	2.50%	2.50%
Rate of increase in pensions in payment (%)	0.00%	0.00%
Rate of increase in deferred pensions (%)	0.00%	0.00%
Discount rate (%)	5.00%	2.80%
General inflation (%)	2.00%	2.00%
Weighted average duration of liabilities (years)	9 years	11 years
Netherlands
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Rate of increase in salaries (%)	1.40%	1.40%
Rate of increase in pensions in payment (%)	2.20%	1.10%
Rate of increase in deferred pensions (%)	2.20%	1.10%
Discount rate (%)	3.70%	1.00%
General inflation (%)	2.00%	2.00%
Weighted average duration of liabilities (years)	14 years 4 months 24 days	17 years 1 month 6 days
Switzerland
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Rate of increase in salaries (%)	1.50%	1.20%
Rate of increase in pensions in payment (%)	0.00%	0.00%
Rate of increase in deferred pensions (%)	0.00%	0.00%
Discount rate (%)	2.10%	0.20%
General inflation (%)	1.20%	1.00%
Weighted average duration of liabilities (years)	10 years 2 months 12 days	13 years 3 months 18 days